Cover	Apr. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2026
Entity File Number	000-55680
Entity Registrant Name	SkyTech Orion Global Corp.
Entity Central Index Key	0001498067
Entity Tax Identification Number	68-0080601
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3 Bethesda Metro Center, #700
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	+ (202)
Local Phone Number	536-5191
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	CTGL
Entity Emerging Growth Company	false